Assets Classified as Held for Sale - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
China Aviation Equipment Co., Ltd. [member]
Disclosure of assets held for sale [line items]
Assets classified as held for sale	¥ 11	¥ 0